SHARE CAPITAL - Disclosure of share purchase warrant transactions (Details)				1 Months Ended				12 Months Ended
	Aug. 13, 2020 $ / shares shares	Jul. 03, 2020 $ / shares shares	May 15, 2020 share $ / shares	Sep. 30, 2020 share $ / shares shares	Sep. 24, 2020 $ / shares shares	Sep. 22, 2020 $ / shares shares	Apr. 24, 2020 share $ / shares	Nov. 30, 2020 share $ / shares shares	Nov. 30, 2019 share $ / shares shares	Nov. 30, 2018 share $ / shares shares
Disclosure of classes of share capital [abstract]
Warrants outstanding, beginning balance | share								0	4,162,275	2,640,000
Weighted average exercise price, beginning balance								$ 0	$ 0.51	$ 0.10
Warrants granted | share			3,718,831	692,583			3,128,334	7,539,748		3,567,275
Weighted average exercise price of warrants granted			$ 0.20	$ 0.50			$ 0.20	$ 0.90		$ 0.58
Warrants expired | share									(3,251,975)
Weighted average exercise price of warrants expired									$ 0.60
Warrants exercised | shares	(483,334)	(500,000)		(50,000)	(100,000)	(100,000)		(1,233,334)	(910,300)	(2,045,000)
Weighted average exercise price of warrants exercised	$ 0.20	$ 0.20		$ 0.20	$ 0.20	$ 0.20		$ 0.11	$ 0.21	$ 0.10
Warrants outstanding, ending balance | share								6,306,414	0	4,162,275
Weighted average exercise price, ending balance								$ 0.23	$ 0	$ 0.51